Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash	$ 100,087		$ 8,615
Restricted cash	64		592
Accounts receivable, net of allowances of $887 and $1,237 at December 31, 2012 and 2011, respectively	8,871		5,376
Deferred tax assets	8,402		8,343
Prepaid expenses and other current assets	10,371		5,425
Total current assets	127,795		28,351
Property and equipment, net	41,132	[1]	26,848	[1]
Goodwill	24,879		24,879
Intangible assets, net	7,013		9,341
Deferred tax assets, net	1,084		4,298
Other assets	8,722		5,859
Total assets	210,625		99,576
Current liabilities:
Accounts payable	9,115		5,398
Accrued expenses and other current liabilities	11,764		12,382
Deferred revenue	17,087		18,679
Current portion of long-term debt	1,250		750
Total current liabilities	39,216		37,209
Deferred revenue	8,931		7,741
Accrued income taxes	14,559		17,825
Long-term debt, net of discount of $556 and $449 at December 31, 2012 and 2011, respectively	22,881		16,301
Other liabilities	4,016		726
Total liabilities	89,603		79,802
Commitments and contingencies (Note 17)
Redeemable convertible preferred shares, €0.01375178 par value for Series A and B shares, €0.01 par value for Series C shares; 34,634,734 shares authorized; no shares issued and outstanding at December 31, 2012; 34,634,734 shares issued and outstanding at December 31, 2011 (aggregate liquidation value of $127,520 at December 31, 2011)			130,839
Shareholders' deficit:
Additional paid-in capital	227,990		2,017
Accumulated other comprehensive income	626		560
Accumulated deficit	(108,283)		(113,691)
Total shareholders' equity (deficit)	121,022		(111,065)
Total liabilities, redeemable convertible preferred shares and shareholders' equity (deficit)	210,625		99,576
Ordinary Shares
Shareholders' deficit:
Common shares, value	660		20
Deferred Shares
Shareholders' deficit:
Common shares, value	$ 29		$ 29

[1]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.